UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number  811-08359

The Westport Funds
(Exact name of Registrant as specified in charter)

253 Riverside Avenue
Westport, Connecticut 06880
(Address of principal executive offices) (Zip code)

Edmund H. Nicklin, Jr.,
253 Riverside Avenue
Westport, Connecticut 06880
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 593-7878

Date of fiscal year end: 12/31

Date of reporting period: 9/30/11

FORM N-Q

Item 1.  Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
September 30, 2011 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Market Value

Business Products & Services - 11.3%
Arbitron, Inc.	627,753	$20,766,069
CACI International, Inc.(a)	185,900	9,283,846
JDA Software Group, Inc.(a)	283,500	6,645,240
Parametric Technology Corp.(a)	432,804	6,656,526
Synopsys, Inc.(a)	1,063,892	25,916,409
		69,268,090

Communications Equipment & Services - 1.0%
General Communication, Inc. - Class A(a)	739,450	6,063,490

Consumer Products & Services - 16.9%
Big Lots, Inc.(a)	1,313,056	45,733,740
Carter's, Inc.(a)	299,901	9,158,977
Darden Restaurants, Inc.	733,000	31,335,750
Orient-Express Hotels Ltd. - Class A(a)	704,100	4,865,331
Ruby Tuesday, Inc.(a)	573,896	4,109,095
Saks, Inc.(a)	912,600	7,985,250
		103,188,143

Health Care Products & Services - 8.2%
Universal Health Services, Inc. - Class B	1,468,600	49,932,400

Industrial Services - 10.2%
DeVry, Inc.	845,000	31,231,200
ITT Educational Services, Inc.(a)	422,399	24,321,734
United Rentals, Inc.(a)	394,997	6,651,750
		62,204,684

Industrial Specialty Products - 20.5%
FEI Company(a)	428,030	12,823,779
IPG Photonics Corp.(a)	480,000	20,851,200
Precision Castparts Corp.	465,533	72,371,760
QLogic Corp.(a)	803,209	10,184,690
Rogers Corp.(a)	235,953	9,232,841
		125,464,270

Insurance - 11.1%
Arthur J. Gallagher & Company	403,424	10,610,051
Brown & Brown, Inc.	578,261	10,293,046
Willis Group Holdings plc	1,355,900	46,602,283
		67,505,380

Medical Products & Services - 5.5%
Charles River Laboratories International, Inc.(a)	626,300	17,924,706
Kinetic Concepts, Inc.(a)	239,350	15,770,772
		33,695,478

Oil & Gas Producers - 6.3%
Forest Oil Corp.(a)	905,558	13,040,035
Plains Exploration & Production Company(a)	800,003	18,168,068

Stone Energy Corp.(a)	436,000	$7,067,560
		38,275,663

Publishing - 4.3%
John Wiley & Sons, Inc.	590,330	26,222,459

Security Products & Services - 2.4%
Checkpoint Systems, Inc.(a)	1,073,637	14,579,990

TOTAL COMMON STOCKS (Cost $367,931,178)		$596,400,047

MONEY MARKETS - 2.2%	Shares	Market Value

Federated U.S. Treasury Cash Reserve Fund	13,518,301	$13,518,301

TOTAL MONEY MARKETS (Cost $13,518,301)		$13,518,301

TOTAL INVESTMENT SECURITIES - 99.9% (Cost $381,449,479)		$609,918,348

OTHER ASSETS AND LIABILITIES - 0.1%		319,553

NET ASSETS - 100.0%		$610,237,901

(a) Non-income producing security.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS
September 30, 2011 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Market Value

Banks & Thrifts/Financial Services - 3.7%
Cullen/Frost Bankers, Inc.	70,000	$3,210,200
MasterCard, Inc. - Class A	20,000	6,343,200
State Street Corp.	62,500	2,010,000
SunTrust Banks, Inc.	10,000	179,500
WSFS Financial Corp.	48,546	1,532,597
		13,275,497

Broadcasting/Cable TV/Advertising - 1.2%
Interpublic Group of Companies, Inc.	615,000	4,428,000

Business Products & Services - 16.5%
CA, Inc.	455,089	8,833,278
CACI International, Inc.(a)	35,000	1,747,900
Check Point Software Technologies Ltd.(a)	243,528	12,848,537
Lender Processing Services, Inc.	315,960	4,325,492
Parametric Technology Corp.(a)	487,500	7,497,750
Synopsys, Inc.(a)	542,500	13,215,300
Teradata Corp.(a)	208,190	11,144,411
		59,612,668

Chemicals - 11.0%
Air Products and Chemicals, Inc.	140,000	10,691,800
Albemarle Corp.	127,300	5,142,920
FMC Corp.	180,000	12,448,800
Praxair, Inc.	123,000	11,498,040
		39,781,560

Consumer Products & Services - 10.2%
American Eagle Outfitters, Inc.	500,000	5,860,000
Dr. Pepper Snapple Group, Inc.	300,000	11,634,000
McCormick & Company, Inc.	224,868	10,379,907
Ross Stores, Inc.	115,000	9,049,350
		36,923,257

Engineering & Consulting - 1.4%
Chicago Bridge & Iron Company N.V.	181,600	5,199,208

Health Care Products & Services - 7.2%
CVS Caremark Corp.	192,090	6,450,382
Laboratory Corporation of America Holdings(a)	150,000	11,857,500
Universal Health Services, Inc. - Class B	227,500	7,735,000
		26,042,882

Industrial Services - 3.2%
Republic Services, Inc.	415,000	11,644,900

Industrial Specialty Products - 18.9%
Amphenol Corp.	201,300	8,207,001
FEI Company(a)	196,742	5,894,390
International Rectifier Corp.(a)	120,246	2,238,981
MSC Industrial Direct Company, Inc. - Class A	167,500	9,457,050

Pall Corp.	252,500	$10,706,000
Precision Castparts Corp.	120,601	18,748,631
Texas Instruments, Inc.	107,964	2,877,241
W.W. Grainger, Inc.	70,000	10,467,800
		68,597,094

Insurance - 3.6%
Brown & Brown, Inc.	200,000	3,560,000
Willis Group Holdings plc	275,000	9,451,750
		13,011,750

Medical Products & Services - 7.3%
Abbott Laboratories	67,500	3,451,950
Charles River Laboratories International, Inc.(a)	135,000	3,863,700
Kinetic Concepts, Inc.(a)	120,547	7,942,842
Varian Medical Systems, Inc.(a)	215,000	11,214,400
		26,472,892

Oil & Gas Producers - 9.3%
Anadarko Petroleum Corp.	170,000	10,718,500
EOG Resources, Inc.	172,500	12,249,225
Forest Oil Corp.(a)	282,500	4,068,000
Plains Exploration & Production Company(a)	180,824	4,106,513
Stone Energy Corp.(a)	162,541	2,634,790
		33,777,028

Transportation - 1.6%
FedEx Corp.	85,000	5,752,800

Utilities - 1.7%
Entergy Corp.	92,500	6,131,825

TOTAL COMMON STOCKS (Cost $324,103,595)		$350,651,361

MONEY MARKETS - 2.9%	Shares	Market Value

Federated U.S. Treasury Cash Reserve Fund	10,516,429	$10,516,429

TOTAL MONEY MARKETS (Cost $10,516,429)		$10,516,429

TOTAL INVESTMENT SECURITIES - 99.7% (Cost $334,620,024)		$361,167,790

OTHER ASSETS AND LIABILITIES - 0.3%		1,086,364

NET ASSETS - 100.0%		$362,254,154

(a) Non-income producing security.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Valuation – The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on stock exchanges are valued at the last sale price and securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price.  Securities for which market quotations are not readily available, or for which an available market quotation is determined not to be reliable, are valued at their fair value as determined in accordance with the valuation procedures approved by the Board of Trustees.  Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

Security Transactions – Security transactions are accounted for on the trade date.  Securities sold are determined on a specific identification basis.

Federal Tax Information – As of September 30, 2011, The Westport Funds had the following federal tax cost resulting in unrealized appreciation as follows:

	Westport
	Select Cap	Westport
	Fund	Fund
Gross Unrealized Appreciation	$264,199,982	$69,909,435
Gross Unrealized Depreciation	$(35,793,253)	$(43,372,233)
Net Unrealized Appreciation	$228,406,729	$26,537,202

Federal Income Tax Cost	$381,511,619	$334,630,588

Footnote Disclosure

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Procedures (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

• Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds did not hold any Level 2 or Level 3 securities during the period ended September 30, 2011. There were no transfers into and out of any level during the current period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

Westport Select Cap Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$596,400,047	$-	$-	$596,400,047
Money Markets	13,518,301	-	-	13,518,301
Total	$609,918,348	$-	$-	$609,918,348

Westport Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$350,651,361	$-	$-	$350,651,361
Money Markets	10,516,429	-	-	10,516,429
Total	$361,167,790	$-	$-	$361,167,790

* All sub-categories within common stocks represent Level 1 evaluation status. See Portfolios of Investments for industry categories.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)
Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Westport Funds

By:       /s/ Edmund H. Nicklin, Jr
Edmund H. Nicklin, Jr.
President

Date:    November 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Edmund H. Nicklin, Jr
Edmund H. Nicklin, Jr.
President

Date:    November 15, 2011

By:        /s/ Terry A. Wettergreen
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date:    November 15, 2011